Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments

September 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (68.2%)
$17,300	Federal Farm Credit Banks, USBMMY3M + 0.140%(1)	(AA+, Aaa)	09/17/21	1.989	$17,264,267
5,700	Federal Farm Credit Banks, FEDL01 + 0.220%(1)	(AA+, Aaa)	10/12/21	2.050	5,711,446
7,900	Federal Farm Credit Banks, USBMMY3M + 0.140%(1)	(AA+, Aaa)	11/08/21	1.989	7,881,876
15,000	Federal Farm Credit Banks, FCPR DLY - 2.800%(1)	(AA+, Aaa)	11/23/21	2.200	15,061,461
10,000	Federal Farm Credit Banks, FCPR DLY - 2.800%(1)	(AA+, Aaa)	03/14/22	2.200	10,031,899
19,100	Federal Farm Credit Banks, SOFR + 0.200%(1)	(AA+, Aaa)	04/22/22	2.020	19,144,355
8,900	Federal Farm Credit Banks, USBMMY3M + 0.270%(1)	(AA+, Aaa)	05/16/22	2.119	8,895,438
12,600	Federal Farm Credit Banks, FCPR DLY - 2.810%(1)	(AA+, Aaa)	05/20/22	2.190	12,616,169
10,000	Federal Farm Credit Banks	(AA+, Aaa)	08/20/24	2.100	9,967,460
1,000	Federal Farm Credit Banks	(AA+, Aaa)	10/16/24	3.640	1,000,486
2,500	Federal Farm Credit Banks	(AA+, Aaa)	09/25/29	2.620	2,498,077
9,000	Federal Home Loan Banks, SOFR + 0.045%(1)	(AA+, Aaa)	09/28/20	1.865	8,997,399
9,200	Federal Home Loan Banks, SOFR + 0.050%(1)	(AA+, Aaa)	01/22/21	1.870	9,195,715
1,700	Federal Home Loan Banks, TBILL 3M + 0.090%(1)	(AA+, Aaa)	02/01/21	2.036	1,699,666
10,000	Federal Home Loan Banks	(AA+, Aaa)	02/05/21	2.150	10,004,049
6,200	Federal Home Loan Banks, SOFR + 0.075%(1)	(AA+, Aaa)	06/11/21	1.895	6,204,426
3,800	Federal Home Loan Banks	(AA+, Aaa)	08/05/21	2.250	3,799,292
17,400	Federal Home Loan Banks	(AA+, Aaa)	08/05/22	2.250	17,389,116
7,500	Federal Home Loan Banks	(AA+, Aaa)	08/21/24	2.000	7,466,093
4,900	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/15/20	2.520	4,900,834
13,900	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/19/21	2.000	13,851,552
50,000	Federal Home Loan Mortgage Corp., SOFR + 0.130%(1)	(AA+, Aaa)	08/05/22	1.950	49,908,677
5,550	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/12/24	2.250	5,528,488
7,800	Federal National Mortgage Association, SOFR + 0.100%(1)	(AA+, Aaa)	04/30/20	1.920	7,804,286
20,000	Federal National Mortgage Association, SOFR + 0.075%(1)	(AA+, Aaa)	10/30/20	1.895	19,999,891
14,600	Federal National Mortgage Association, SOFR + 0.040%(1)	(AA+, Aaa)	01/29/21	1.860	14,605,164

TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $291,547,836)					291,427,582

UNITED STATES TREASURY OBLIGATIONS (28.1%)
7,000	United States Treasury Bills(2)	(AA+, Aaa)	11/12/19	1.873	6,984,708
16,300	United States Treasury Bills(2)	(AA+, Aaa)	01/09/20	1.892	16,218,658
16,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.045%(1)	(AA+, Aaa)	10/31/20	1.894	15,976,525
30,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.115%(1),(3)	(AA+, Aaa)	01/31/21	1.964	29,963,936
10,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.139%(1),(3)	(AA+, Aaa)	04/30/21	1.826	9,985,992
25,800	United States Treasury Floating Rate Notes, USBMMY3M + 0.220%(1),(4)	(AA+, Aaa)	07/31/21	2.069	25,782,117
8,200	United States Treasury Notes	(AA+, Aaa)	03/31/20	2.250	8,214,895
7,000	United States Treasury Notes	(AA+, Aaa)	04/30/20	1.125	6,970,605
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $120,127,825)					120,097,436

TOTAL INVESTMENTS AT VALUE (96.3%) (Cost $411,675,661)					411,525,018
OTHER ASSETS IN EXCESS OF LIABILITIES (3.7%)					15,775,821
NET ASSETS (100.0%)					$427,300,839

†                                         Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

(1)                                 Variable rate obligation - The interest rate shown is the rate in effect as of September 30, 2019.

(2)                                 Securities are zero coupon. Rate presented is yield to maturity as of September 30, 2019.

(3)                                 At September 30, 2019, $16,515,176 in the value of these securities has been pledged as collateral for open swap contracts.

(4)                                 At September 30, 2019, $999,300 in the value of this security has been pledged to cover initial margin requirements for open futures contracts.

INVESTMENT ABBREVIATIONS

3M = 3 Month

DLY = Daily

FCPR = Federal Reserve Bank Prime Loan Rate U.S.

FEDL01 = Federal Funds Rate

SOFR = Secured Overnight Financing Rate

TBILL = Treasury Bill Rate

USBMMY3M = U.S. Treasury 3 Month Bill Money Market Yield

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
Brent Crude Oil Futures	USD	Dec 2019	22	$1,303,500	$(113,148)
Gasoline RBOB Futures	USD	Dec 2019	6	385,333	(26,388)
Light Sweet Crude Oil Futures	USD	Dec 2019	29	1,565,420	(23,058)
Low Sulphur Gasoil Futures	USD	Dec 2019	5	289,875	(14,268)
NY Harbor ULSD Futures	USD	Dec 2019	4	317,251	(19,181)
					$(196,043)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$10,673,181	10/22/19	Bank of America	Bloomberg Commodity Index Total Return	1.96%	$—	$—	$(283,587)
USD	54,099,516	10/22/19	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return	2.10%	—	—	(1,404,075)
USD	33,172,757	10/22/19	CIBC	Bloomberg Commodity Index Total Return	1.96%	—	—	(881,401)
USD	58,763,197	10/22/19	Citigroup	Bloomberg Commodity Index Total Return	1.95%	—	—	(1,561,130)
USD	30,528,728	10/22/19	JP Morgan Chase	Bloomberg Commodity Index Total Return	1.94%	—	—	(810,931)
USD	6,993,811	10/22/19	Macquarie	Bloomberg Commodity Index Total Return	1.93%	—	—	(185,751)
USD	54,037,362	10/22/19	Macquarie	Macquarie Commodity Customized Product 112T Index (a)	2.10%	—	—	(1,383,282)
USD	43,162,663	10/22/19	Morgan Stanley	Bloomberg Commodity Index 2 Month Forward Total Return	1.98%	—	—	(1,040,139)
USD	12,685,626	10/22/19	RBC Capital	Bloomberg Commodity Index 2 Month Forward Total Return	2.02%	—	—	(305,880)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$7,883,505	10/22/19	RBC Capital	Bloomberg Commodity Index Total Return	1.96%	$—	$—	$(209,465)
USD	3,476,569	10/22/19	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	1.98%	—	—	(83,778)
USD	33,002,191	10/22/19	Societe Generale	Bloomberg Commodity Index Total Return	1.95%	—	—	(876,751)
USD	47,168,857	10/22/19	Societe Generale	Societe Generale P04 TR Index (b)	2.10%	—	—	(1,171,053)
USD	39,149,019	10/22/19	UBS	Bloomberg Commodity Index Total Return	1.95%	—	—	(1,040,051)
								$(11,237,274)

(a) The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	9/30/19 Value(1)
COMEX Gold DEC 19 Futures	14.03%	50.20	7,393,350
NYMEX WTI Crude Oil NOV 19 Futures	7.50%	73.10	3,952,254
COMEX High Grade Copper DEC 19 Futures	7.40%	60.49	3,899,557
ICE Brent Crude Oil JAN 20 Futures	6.67%	60.10	3,514,871
NYMEX Nat Gas NOV 19 Futures	6.66%	150.63	3,509,602
CBOT Corn DEC 19 Futures	5.97%	162.16	3,145,994
CBOT Soybeans NOV 19 Futures	5.97%	69.45	3,145,994
LME Nickel DEC 19 Futures	4.30%	22.13	2,265,959
COMEX Silver DEC 19 Futures	4.14%	25.67	2,181,644
LME Aluminium JAN 20 Futures	4.11%	50.44	2,165,835
CME Live Cattle DEC 19 Futures	3.72%	44.43	1,960,318
CBOT Soy Meal DEC 19 Futures	3.28%	57.42	1,728,452
LME Zinc DEC 19 Futures	3.13%	27.59	1,649,407
CBOT Bean Oil DEC 19 Futures	3.11%	93.93	1,638,868
NYBOT Sugar MAR 20 Futures	3.10%	115.30	1,633,598
CBOT Wheat MAR 20 Futures	3.02%	63.34	1,591,441
ICE Gas Oil NOV 19 Futures	2.61%	23.45	1,375,384
NYBOT Coffee DEC 19 Futures	2.43%	33.76	1,280,530
NYMEX Unleaded Gasoline NOV 19 Futures	2.38%	19.06	1,254,182
CME Lean Hogs DEC 19 Futures	2.11%	38.29	1,111,901
NYMEX Heating Oil JAN 20 Futures	2.10%	14.03	1,106,631
NYBOT Cotton DEC 19 Futures	1.19%	20.62	627,091
KCBOT Kansas Wheat DEC 19 Futures	1.06%	26.92	558,585

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of September 30, 2019.

(b) The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	9/30/19 Value(1)
COMEX Gold DEC 19 Futures	14.15%	44.23	6,513,956
NYMEX WTI Crude Oil JAN 20 Futures	7.56%	64.77	3,478,407
COMEX High Grade Copper DEC 19 Futures	7.33%	52.37	3,375,748
ICE Brent Crude Oil JAN 20 Futures	6.62%	52.13	3,048,439
NYMEX Nat Gas NOV 19 Futures	6.51%	128.60	2,996,420
CBOT Soybeans NOV 19 Futures	6.04%	61.40	2,781,436
CBOT Corn DEC 19 Futures	6.02%	142.87	2,771,769
LME Nickel DEC 19 Futures	4.34%	19.52	1,998,380
COMEX Silver DEC 19 Futures	4.20%	22.75	1,933,471
LME Aluminium JAN 20 Futures	4.15%	44.48	1,909,993
CME Live Cattle DEC 19 Futures	3.70%	38.56	1,701,455
CBOT Soy Meal DEC 19 Futures	3.36%	51.42	1,547,698
NYBOT Sugar MAR 20 Futures	3.15%	102.38	1,450,564
CBOT Bean Oil DEC 19 Futures	3.08%	81.37	1,419,720
CBOT Wheat MAR 20 Futures	3.03%	55.48	1,393,941
LME Zinc DEC 19 Futures	3.02%	23.21	1,387,956
ICE Gas Oil NOV 19 Futures	2.59%	20.29	1,190,005
NYBOT Coffee DEC 19 Futures	2.43%	29.49	1,118,651
NYMEX Unleaded Gasoline JAN 20 Futures	2.35%	17.07	1,082,283
NYMEX Heating Oil JAN 20 Futures	2.10%	12.24	965,354
CME Lean Hogs DEC 19 Futures	2.02%	32.07	931,289
NYBOT Cotton DEC 19 Futures	1.20%	18.09	550,119
KCBOT Kansas Wheat DEC 19 Futures	1.04%	23.16	480,606

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of September 30, 2019.

SECURITY VALUATION —  The Board of Trustees (the “Board”) is responsible for the Portfolio’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Portfolio’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Portfolio’s pricing policies. The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Trust to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Portfolio’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$291,427,582	$—	$291,427,582
United States Treasury Obligations	—	120,097,436	—	120,097,436
	$—	$411,525,018	$—	$411,525,018

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$196,043	$—	$—	$196,043
Swap Contracts**	—	11,237,274	—	11,237,274

*                 Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

**          Value includes any premium paid or received with respect to swap contracts, if applicable.

During the period ended September 30, 2019, there were no transfers among Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.